Taxation - Components of income tax (expenses) benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Taxation
Current income tax	¥ (16,307)		¥ 2,980	¥ 9,423
Deferred income tax	(1,650)		806	438
Income tax expense/(credit)	(17,957)		3,786	9,861
Income tax expense/(credit) attributable to continuing operations	(19,150)	$ (2,623)	3,308	¥ 9,861
Income tax expense/(credit) attributable to discontinued operations	¥ 1,193		¥ 478